Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net income (loss)	$ 270.1	$ 236.7	$ (79.7)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	151.1	156.4	160.8
Deferred taxes	(40.9)	2.1	(1.4)
Gain on joint venture deconsolidation	0.0	(15.9)	0.0
Impairment of goodwill	0.0	0.0	114.4
Debt extinguishment charge	21.6	0.0	37.0
Gain from disposal of property, plant and equipment, net	(90.6)	(1.2)	(0.5)
Net loss from sales of businesses	1.8	0.0	0.0
Non-cash joint venture impairment charge	11.4	0.0	0.0
Change in operating assets and liabilities:
Retirement benefits	(103.3)	(32.6)	(110.3)
Accounts receivable	(52.1)	16.0	(93.2)
Inventories	25.4	(108.5)	(139.2)
Accounts payable	30.1	153.7	125.8
Accrued income taxes	4.9	1.4	(1.9)
Accrued liabilities and other	0.6	(15.3)	10.6
Cash provided by operating activities	230.1	392.8	22.4
Investing Activities:
Purchases of property, plant and equipment	(168.2)	(139.2)	(122.7)
Proceeds from disposal of property, plant and equipment	92.0	2.8	2.7
Purchases of businesses	0.0	(10.0)	0.0
Proceeds from sale of business, net of transaction costs	158.1	0.0	0.0
Other	(0.2)	1.3	0.4
Cash flows provided by (used in) investing activities	81.7	(145.1)	(119.6)
Financing Activities:
Borrowings on long-term debt	350.0	7.1	8.5
Payments on long-term debt and finance leases	(507.6)	(6.4)	(353.0)
Net borrowings (payments) under credit facilities	4.9	(5.9)	1.6
Debt issuance costs	(5.5)	0.0	(0.8)
Debt extinguishment charge	(20.9)	0.0	(35.8)
Issuance of common stock	0.0	0.0	397.8
Dividends paid to noncontrolling interests	(14.0)	(10.0)	(8.0)
Sale to noncontrolling interest	0.0	14.4	3.7
Shares repurchased for income tax withholding on share-based compensation	(9.9)	(6.5)	(4.8)
Cash (used in) provided by financing activities	(203.0)	(7.3)	9.2
Increase (decrease) in cash and cash equivalents	108.8	240.4	(88.0)
Cash and cash equivalents at beginning of year	382.0	141.6	229.6
Cash and cash equivalents at end of year	$ 490.8	$ 382.0	$ 141.6